Schedule of Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued research and development		$ 1,299	$ 3,668
Accrued legal and professional fees	$ 532	87	570
Other current liabilities		283	380
Accrued and other current liabilities	549	1,669	$ 4,618
Accrued research and development		1,300
Other current liabilities	17	284
Accrued and other current liabilities	$ 549	$ 1,671